Summary of significant accounting policies - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Algeria | Algerian Dinar (DZD)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	134.56	126.38	119.01
Year-end Rate	138.50	131.70	118.65
Cameroon | CFA Franc BEAC (XAF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	554.72	574.70	585.99
Year-end Rate	578.23	534.86	584.89
CHINA | China, Yuan Renminbi
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	6.45	6.89
Year-end Rate	6.36	6.53
Ivory Coast | CFA Franc BCEAO (XOF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	554.72	574.70	585.99
Year-end Rate	578.23	534.86	584.89
Egypt | Egyptian Pound (EGP)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	15.67	15.77	16.79
Year-end Rate	15.68	15.71	16.02
Germany | Euro (EUR)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate		0.88	0.89
Year-end Rate		0.82	0.89
Ghana | Cedi (Ghana) (GHS)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	5.90	5.72	5.34
Year-end Rate	6.13	5.85	5.69
Kenya | Kenyan Shilling (KES)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	108.79	105.56	100.96
Year-end Rate	112.25	108.14	100.34
Morocco | Moroccan Dirham (MAD)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	8.90	9.39	9.55
Year-end Rate	9.16	8.80	9.46
Nigeria | Naira (NGN)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	399.35	378.28	359.48
Year-end Rate	410.97	382.96	361.03
Portugal | Euro (EUR)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	0.85	0.88	0.89
Year-end Rate	0.88	0.82	0.89
Rwanda | Rwanda Franc (RWF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	986.02	944.47	898.37
Year-end Rate	1,016.15	974.50	929.67
Senegal | CFA Franc BCEAO (XOF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	554.72	574.70	585.99
Year-end Rate	578.23	534.86	584.89
South Africa | Rand (ZAR)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	14.78	16.44	14.43
Year-end Rate	15.92	14.65	14.04
Tunisia | Tunisian Dinar (TND)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	2.75	2.78	2.88
Year-end Rate	2.87	2.66	2.78
United Republic Of Tanzania | Tanzanian Shilling (TZS)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	2,307.88	2,304.47	2,299.31
Year-end Rate	2,296.51	2,291.44	2,281.42
Uganda | Uganda Shilling (UGX)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	3,567.41	3,692.52	3,676.61
Year-end Rate	3,526.41	3,629.35	3,637.00
United Arab Emirates | UAE Dirham (AED)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	3.67	3.67	3.67
Year-end Rate	3.67	3.67	3.67
UNITED STATES | United States of America, Dollars
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	1.00	1.00	1.00
Year-end Rate	1.00	1.00	1.00